Description of the Plan (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) participant_loan mutual_fund
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period, years	1 year
Participant compensation matched, minimum service period, hours	1000 hours
Maximum annual contribution to total compensation, pre-tax, percentage	99.00%
Maximum annual contribution to total compensation, after-tax, percentage	10.00%
Pre-tax maximum annual compensation to total compensation, percentage	99.00%
Participant contribution, automatic deferral rate	6.00%
Participant contribution, automatic annual escalation to deferral rate	1.00%
Participant contribution, automatic deferral rate, maximum	10.00%
Number of mutual funds offered under the Plan | mutual_fund	31
Matching percentage	25.00%
Participant compensation matched, percentage	6.00%
Non-elective, safe harbor contribution percentage	3.00%
Non-elective, discretionary contribution percentage	2.00%
Non-elective contribution percentage	5.00%
Note receivable from participant, minimum borrowing amount	$ 500
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing to total vested balance, percentage	50.00%
Note receivable from participant, maximum number of loans outstanding | participant_loan	4
Note receivable from participant, maximum borrowing term	5 years
Employee vested benefits, lump-sum distribution limit (do not exceed)	$ 7,000
Discount for dividend reinvestment in common stock, percent	5.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	10.50%